Insurance finance income and expense	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income Expense [Abstract]
Insurance finance income and expense
29.	Insurance finance income and expense

Details	of insurance finance income and expense for the years ended December 31, 2023 and 2024 are as follows:

			2023
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Car
Insurance finance income	Insurance contract	Exchange rate fluctuation effect	~~W~~	13,656	—	—	—	—	—	13,656
		Etc.		38,384	91,062	—	—	—	—	129,446

				52,040	91,062	—	—	—	—	143,102
	Reinsurance contract	Etc.		—	—	—	—	-38	—	-38

				52,040	91,062	—	—	-38	—	143,064
Insurance finance expenses	Insurance contract	Exchange rate fluctuation effect		19,345	—	—	—	—	—	19,345
		Etc.		935	638,881	—	—	—	—	639,816

				20,280	638,881	—	—	—	—	659,161

Total insurance finance income and expense recognized in current profit or loss				31,760	(547,819)	—	—	(38)	—	(516,097)
Insurance finance income and expense recognized as other comprehensive income (*)				(2,970,845)	9,841	—	(15)	—	—	(2,961,019)
Reinsurance finance income and expense recognized in other comprehensive income (*)				(28,276)	—	—	(7)	—	—	(28,283)

Total insurance finance income and expense recognized in profit or loss and other comprehensive income			~~W~~	(2,967,361)	(537,978)	—	(22)	(38)	—	(3,505,399)

(*)	Finance income and expense recognized as other comprehensive income are before deducting corporate tax effects.

			2024
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Car
Insurance finance income	Insurance contract	Exchange rate fluctuation effect	~~W~~	13,896	—	—	—	—	—	13,896
		Etc.		21,762	166,710	—	—	2	—	188,474

				35,658	166,710	—	—	2	—	202,370
	Reinsurance contract	Etc.		40	—	—	—	(47)	—	(7)

				35,698	166,710	—	—	(45)	—	202,363
Insurance finance expense	Insurance contract	Exchange rate fluctuation effect		48,410	—	—	—	—	—	48,410
		Etc.		1,176	252,216	—	—	—	—	253,392

				49,586	252,216	—	—	—	—	301,802

Total insurance finance income and expense recognized in current profit or loss				(13,888)	(85,506)	—	—	(45)	—	(99,439)
Insurance finance income and expense recognized as other comprehensive income (*)				(3,124,198)	(47,215)	—	(47)	(26)	—	(3,171,486)
Reinsurance finance income and expense recognized in other comprehensive income (*)				(2,098)	—	—	7	18	—	(2,073)

Total insurance finance income and expense recognized in profit or loss and other comprehensive income			~~W~~	(3,140,184)	(132,721)	—	(40)	(53)	—	(3,272,998)

(*)	Finance income and expense recognized as other comprehensive income are before deducting corporate tax effects.